Other revenues (Tables)	12 Months Ended
Dec. 31, 2014
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Year ended December 31
(In US$ millions)	2014	2013	2012
Amortization of unfavorable contracts	130	67	—
Amortization of favorable contracts	—	(2)	(12)
Revenues related party	97	2	15
External management fees with third parties	62	45	—
Total	289	112	3